Segment Disclosures (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment revenues:
Total revenues	$ 9,600	$ 8,238	$ 11,851
Segment profit (loss)	479	1,716	2,968
Less:Equity earnings	163	136	137
Less:Income (loss) from investments	43	(75)	1
Segment operating income (loss)	273	1,655	2,830
General corporate expenses	(221)	(164)	(149)
Total operating income (loss)	52	1,491	2,681
Other financial information:
Additions to long-lived assets	3,890	2,395	3,676
Depreciation, depletion and amortization	1,496	1,452	1,259
Total assets and equity method investments by reporting segment
Total assets	24,972	25,280
Equity Method Investments	1,342	884	947
Williams Partners [Member]
Segment revenues:
Total revenues	5,715	4,602	5,847
Segment profit (loss)	1,574	1,317	1,425
Less:Equity earnings	109	81	76
Segment operating income (loss)	1,465	1,236	1,349
Other financial information:
Additions to long-lived assets	904	1,023	1,212
Depreciation, depletion and amortization	568	553	518
Total assets and equity method investments by reporting segment
Total assets	13,404	12,479
Equity Method Investments	1,045	593	524
Williams Partners [Member] | External [Member]
Segment revenues:
Total revenues	5,344	4,359	5,545
Williams Partners [Member] | Internal [Member]
Segment revenues:
Total revenues	371	243	302
Exploration & Production [Member]
Segment revenues:
Total revenues	4,026	3,667	6,156
Segment profit (loss)	(1,335)	401	1,401
Less:Equity earnings	20	18	20
Segment operating income (loss)	(1,355)	383	1,381
Other financial information:
Additions to long-lived assets	2,857	1,302	2,400
Depreciation, depletion and amortization	884	859	702
Total assets and equity method investments by reporting segment
Total assets	9,827	10,084
Equity Method Investments	104	95	87
Exploration & Production [Member] | External [Member]
Segment revenues:
Total revenues	3,229	3,126	5,091
Exploration & Production [Member] | Internal [Member]
Segment revenues:
Total revenues	797	541	1,065
Midstream Canada & Olefins [Member]
Segment revenues:
Total revenues	1,033	753	1,233
Segment profit (loss)	172	37	112
Less:Income (loss) from investments			1
Segment operating income (loss)	172	37	111
Other financial information:
Additions to long-lived assets	104	42	23
Depreciation, depletion and amortization	23	21	23
Total assets and equity method investments by reporting segment
Total assets	922	835
Equity Method Investments	0	0	0
Midstream Canada & Olefins [Member] | External [Member]
Segment revenues:
Total revenues	1,017	738	1,206
Midstream Canada & Olefins [Member] | Internal [Member]
Segment revenues:
Total revenues	16	15	27
Other [Member]
Segment revenues:
Total revenues	24	27	24
Segment profit (loss)	68	(39)	30
Less:Equity earnings	34	37	41
Less:Income (loss) from investments	43	(75)
Segment operating income (loss)	(9)	(1)	(11)
Other financial information:
Additions to long-lived assets	25	28	41
Depreciation, depletion and amortization	21	19	16
Total assets and equity method investments by reporting segment
Total assets	3,481	3,654
Equity Method Investments	193	196	336
Other [Member] | External [Member]
Segment revenues:
Total revenues	10	15	9
Other [Member] | Internal [Member]
Segment revenues:
Total revenues	14	12	15
Intercompany Eliminations
Segment revenues:
Total revenues	(1,198)	(811)	(1,409)
Total assets and equity method investments by reporting segment
Total assets	(2,662)	(1,772)
Equity Method Investments	0	0	0
Intercompany Eliminations | Internal [Member]
Segment revenues:
Total revenues	(1,198)	(811)	(1,409)
External [Member]
Segment revenues:
Total revenues	$ 9,600	$ 8,238	$ 11,851